Subsequent Events (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 05, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Mar. 05, 2024 USD ($)
Warrants [member]
Subsequent Events [Line Items]
Warrants expired and unexercised		3,955,993
Weighted average exercise price expired and unexercised		$ 7.7
Multi-Year Hosting Agreement [Member]
Subsequent Events [Line Items]
Deposit will receive | $			$ 1.8
Forecast [Member]
Subsequent Events [Line Items]
Gross proceeds in private placement | $	$ 4.0
Private placement units | shares	3,636,363
Purchase price per unit	$ 1.1
Premium percentage	9.00%
Forecast [Member] | 2024 Warrants [Member]
Subsequent Events [Line Items]
Warrants exercise price	$ 2